Employee benefits - Components of net periodic benefit cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plans
Personnel costs:
Service cost	$ 0	$ 0	$ 0
Other operating expenses
Interest cost	15,993	23,389	28,439
Expected return on plan assets	(38,679)	(38,104)	(32,388)
Recognized net actuarial loss	18,876	20,880	23,508
Net periodic benefit (credit) cost	(3,810)	6,165	19,559
Total net periodic pension cost	(3,810)	6,165	19,559
OPEB Plan
Personnel costs:
Service cost	642	713	759
Other operating expenses
Interest cost	3,573	4,913	5,955
Expected return on plan assets	0	0	0
Recognized net actuarial loss	1,873	567	0
Net periodic benefit (credit) cost	6,088	6,193	6,714
Total net periodic pension cost	$ 6,088	$ 6,193	$ 6,714